ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
Entity-wide disclosures [Abstract]
Disclosure of net revenue by geographic location	The following table presents an analysis of net revenues by geographic location of the Group’s customers for the years ended December 31, 2024 and 2023, including the effects of foreign currency hedge transactions. Revenues by geography presented for material individual countries are not necessarily correlated to shipments of cars as certain countries include revenues from sponsorship and commercial activities relating to Ferrari’s participation in the Formula 1 World Championship.

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Italy	462,832	442,760	379,898
Rest of EMEA	2,690,613	2,428,783	2,045,888
of which UK	652,391	625,930	536,280
of which Germany	549,093	493,930	430,380
Americas (1)	2,183,435	1,762,530	1,407,790
of which United States of America	1,921,459	1,535,772	1,198,834
Mainland China, Hong Kong and Taiwan	539,500	583,760	621,407
of which Mainland China	390,529	479,882	533,724
Rest of APAC (2)	800,288	752,313	640,271
Total net revenues	6,676,668	5,970,146	5,095,254
_____________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.
The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2024			2023
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	1,765,618	785,182	1,545,420	1,532,516	785,182	1,419,447
Rest of EMEA	28,401	—	—	5,388	—	—
Americas (1)	27,573	—	—	29,701	—	—
Mainland China, Hong Kong and Taiwan	2,335	—	—	3,100	—	—
Rest of APAC (2)	4,857	—	244	4,495	—	252
Total	1,828,784	785,182	1,545,664	1,575,200	785,182	1,419,699
_____________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.